Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, Net [Abstract]
Property, equipment and software, net
7.	Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2023	December 31, 2024
	RMB	RMB
Furniture and electronic equipment	5,531	5,200
Vehicles	222	222
Software	1,466	1,466
Leasehold improvement	4,669	4,669
Total property, equipment and software	11,888	11,557
Less: accumulated depreciation and amortization	(10,776)	(10,424)
impairment	(1,112)	(1,133)
Property, equipment and software, net	—	—

Depreciation expenses of property, equipment and software were RMB2,140, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively. Impairment of property, equipment and software were RMB1,112, nil and RMB21 for the years ended December 31, 2022, 2023 and 2024.